Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31,
	2019	2020
Accounts receivable-margin clients	$14,605,104	$12,707,716
Less: Allowance for expected credit losses	(1,153,521)	(2,162,339)
Accounts receivable- margin clients, net	$13,451,583	$10,545,377

Accounts receivable-others	12,616,609	14,319,525
Less: Allowance for expected credit losses	(234,439)	(252,324)
Accounts receivable-others, net	$12,382,170	$14,067,201